SHARE-BASED COMPENSATION (Details) - Schedule of share based compensation recognized related to share options granted and ordinary shares issued - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Share Based Compensation Recognized Related to Share Options Granted and Ordinary Shares Issued [Abstract]
General and administrative expenses	¥ 5,329	¥ 52,338	¥ 290,630